Fair Value of Financial Instruments (Details) - Schedule of reconciliation of level 3 fair value liabilities $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
SAFE Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Instruments, Beginning balance
Instruments, Issuances	83,411	[1]
Instruments, Losses	86,907	[2]
Instruments, Conversion	(170,318)	[3]
Instruments, Ending balance
Legacy Heliogen preferred stock warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Instruments, Beginning balance	46
Instruments, Issuances		[1]
Instruments, Losses	2,965	[2]
Instruments, Conversion	(3,011)	[3]
Instruments, Ending balance

[1]	Net of issuance costs.
[2]	The losses for the changes in the fair value of the SAFE Instruments and preferred stock warrants are reported in our Consolidated Statements of Operations and Comprehensive Loss in the line items SAFE Instrument remeasurement and warrant remeasurement, respectively.
[3]	On December 30, 2021, immediately prior to the Merger closing, the SAFE Instruments and preferred stock warrants were converted into 20,080,464 shares of common stock and 354,738 shares of common stock, respectively.